Related party transactions	12 Months Ended
Dec. 31, 2021
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Related party transactions
36. Related party transactions
Joint ventures and associates
In 2021, the Group acquired a 40% interest in Academy of Pop and is accounting for the investment as an associate. At 31 December 2021, the Group had a current liability payable to Academy of Pop of £7m which relates to the Group’s initial capital contribution that has not yet been paid. This balance is expected to be paid in the first half of 2022.
In 2020, the Group disposed of its interests in Penguin Random House and therefore Penguin Random House is no longer a related party. Prior to the completion of the sale of Penguin Random House, the Group received dividends of £1m (2019: £64m) and repaid loans to Penguin Random House at the point of disposal.
Key management personnel
Key management personnel are deemed to be the members of the Pearson Executive Management team. It is this committee which had responsibility for planning, directing and controlling the activities of the Group in 2021. Key management personnel compensation is disclosed below:

All figures in £ millions	2021	2020
Short-term employee benefits	6	6
Retirement benefits	1	1
Share-based payment costs	8	6

Total	15	13

There were no other material related party transactions. No guarantees have been provided to related parties.